30. Segment Information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfSegmentInformationLineItems [Line Items]
Total additions to property, plant, and equipment and intangible assets (see Notes 12 and 13)	R$ 2,087,309	R$ 1,690,833	R$ 1,438,935
Asset retirement obligation - fuel tanks (see Note 19)	(537)	(483)	(625)
Capitalized borrowing costs	(22,243)	(23,980)	(25,207)
Total investments in property, plant, and equipment and intangible assets (cash flow)	2,064,529	1,666,370	1,413,103
Depreciation and amortization charges:	1,175,951	1,103,538	1,002,647
Total assets (excluding intersegment account balances):	28,340,322	24,159,670
Ultragaz
SummaryOfSegmentInformationLineItems [Line Items]
Total additions to property, plant, and equipment and intangible assets (see Notes 12 and 13)	244,187	248,627	251,463
Depreciation and amortization charges:	182,833	158,193	143,207
Total assets (excluding intersegment account balances):	2,438,113	2,308,686
Ipiranga
SummaryOfSegmentInformationLineItems [Line Items]
Total additions to property, plant, and equipment and intangible assets (see Notes 12 and 13)	1,077,318	911,927	921,634
Depreciation and amortization charges:	716,831	695,664	612,727
Total assets (excluding intersegment account balances):	15,410,667	11,663,289
Oxiteno
SummaryOfSegmentInformationLineItems [Line Items]
Total additions to property, plant, and equipment and intangible assets (see Notes 12 and 13)	466,967	291,294	136,314
Depreciation and amortization charges:	153,110	149,716	158,261
Total assets (excluding intersegment account balances):	6,562,360	6,354,788
Ultracargo
SummaryOfSegmentInformationLineItems [Line Items]
Total additions to property, plant, and equipment and intangible assets (see Notes 12 and 13)	105,028	81,166	24,463
Depreciation and amortization charges:	47,669	43,356	41,668
Total assets (excluding intersegment account balances):	1,394,087	1,535,815
Extrafarma
SummaryOfSegmentInformationLineItems [Line Items]
Total additions to property, plant, and equipment and intangible assets (see Notes 12 and 13)	171,183	140,454	80,813
Depreciation and amortization charges:	60,856	42,666	23,744
Total assets (excluding intersegment account balances):	1,950,000	1,719,524
Others
SummaryOfSegmentInformationLineItems [Line Items]
Total additions to property, plant, and equipment and intangible assets (see Notes 12 and 13)	22,626	17,365	24,248
Depreciation and amortization charges:	14,652	13,943	R$ 23,040
Total assets (excluding intersegment account balances):	R$ 585,095	R$ 577,568